Cover Page	Dec. 06, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 06, 2023
Entity Registrant Name	ARC Document Solutions, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-32407
Entity Tax Identification Number	20-1700361
Entity Address, Address Line One	12657 Alcosta Blvd, Suite 200
Entity Address, City or Town	San Ramon
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94583
City Area Code	(925)
Local Phone Number	949-5100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	ARC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001305168
Current Fiscal Year End Date	--12-31